STATEMENT OF INVESTMENTS
The Dreyfus Sustainable U.S. Equity Fund, Inc.

August 31, 2019 (Unaudited)

Description	Shares		Value ($)
Common Stocks - 98.2%
Banks - 4.4%
Citigroup	128,671		8,279,979
First Republic Bank	67,542		6,059,868
			14,339,847
Capital Goods - 3.4%
Acuity Brands	23,515		2,949,016
Ferguson	50,175	[a]	3,690,040
General Electric	514,628		4,245,681
			10,884,737
Consumer Durables & Apparel - 6.4%
Lennar, Cl. A	91,877		4,685,727
NIKE, Cl. B	96,782		8,178,079
PulteGroup	152,290		5,147,402
Under Armour, Cl. A	149,376	[a]	2,779,887
			20,791,095
Diversified Financials - 3.5%
Redwood Trust	232,296	[b]	3,856,114
The Goldman Sachs Group	36,436		7,429,665
			11,285,779
Food & Staples Retailing - 3.4%
Costco Wholesale	24,192		7,130,834
Walgreens Boots Alliance	78,167		4,001,369
			11,132,203
Food, Beverage & Tobacco - 4.0%
PepsiCo	95,096		13,002,476
Health Care Equipment & Services - 7.7%
Abbott Laboratories	151,045		12,887,159
Medtronic	111,066		11,982,911
			24,870,070
Household & Personal Products - 3.6%
Colgate-Palmolive	136,218		10,100,565
Coty, Cl. A	170,096		1,624,417
			11,724,982
Insurance - 4.4%
Intact Financial	146,824		14,349,361
Materials - 2.6%
Ecolab	18,060		3,725,959
International Flavors & Fragrances	42,107		4,621,243
			8,347,202

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description		Shares		Value ($)
Common Stocks - 98.2% (continued)
Media & Entertainment - 5.8%
Alphabet, Cl. A		15,786	[a]	18,793,706
Pharmaceuticals Biotechnology & Life Sciences - 7.1%
Gilead Sciences		124,117		7,886,394
Merck & Co.		175,972		15,216,299
				23,102,693
Retailing - 10.5%
Amazon.com		7,374	[a]	13,098,362
Dollar General		67,019		10,460,996
eBay		176,863		7,125,810
The TJX Companies		62,190		3,418,584
				34,103,752
Semiconductors & Semiconductor Equipment - 3.8%
Applied Materials		139,855		6,715,837
Qualcomm		70,492		5,482,163
				12,198,000
Software & Services - 12.8%
Accenture, Cl. A		66,956	[a]	13,268,670
Intuit		15,418		4,445,934
Microsoft		173,944		23,979,920
				41,694,524
Technology Hardware & Equipment - 6.6%
Apple		63,881		13,334,520
Cisco Systems		171,716		8,038,026
				21,372,546
Telecommunication Services - 3.7%
Verizon Communications		209,349		12,175,738
Utilities - 4.5%
CMS Energy		102,841		6,484,125
Eversource Energy		101,334	[a]	8,119,893
				14,604,018
Total Common Stocks (cost $254,297,052)				318,772,729
	1-Day Yield (%)
Investment Companies - 1.8%
Registered Investment Companies - 1.8%
Dreyfus Institutional Preferred Government Plus Money Market Fund (cost $5,833,112)	2.09	5,833,112	[c]	5,833,112
Total Investments (cost $260,130,164)		100.0%		324,605,841
Liabilities, Less Cash and Receivables		.0%		(55,345)
Net Assets		100.0%		324,550,496

a Non-income producing security.

b Investment in real estate investment trust within the United States.

c Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.

STATEMENT OF INVESTMENTS
The Dreyfus Sustainable U.S. Equity Fund, Inc.

August 31, 2019 (Unaudited)

The following is a summary of the inputs used as of August 31, 2019 in valuing the fund’s investments:

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 -Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities: †
Equity Securities - Common Stocks	318,772,729	-	-	318,772,729
Investment Companies	5,833,112	-	-	5,833,112

† See Statement of Investments for additional detailed categorizations, if any.

NOTES

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not

NOTES

traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.

Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by an independent pricing service (the “Service”) approved by the Board Members (“Board”). These securities are generally categorized within Level 2 of the fair value hierarchy.

The Service’s procedures are reviewed by BNY Mellon under the general supervision of the Board.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receipts and futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.

At August 31, 2019, accumulated net unrealized appreciation on investments was $64,475,677, consisting of $71,909,908 gross unrealized appreciation and $7,434,231 gross unrealized depreciation..

At August 31, 2019, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.